Goodwill (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Goodwill [Line Items]
Opening balance	$ 588,434 [1]	$ 463,324
Current period acquisitions (Note 3)		133,123
Prior period acquisitions (Note 3)	5,773	4,418
Foreign exchange movement	(3,779)	(12,431)
Closing balance	$ 590,428	$ 588,434 [1]

[1]	The December 31, 2015 Balance Sheet has been retrospectively restated as required to reflect the requirements of new guidance in respect of the presentation of debt issue costs.